Note 12 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land (1)	Buildings and structures (1)	Leasehold improvements	Transportation equipment	Office equipment	Other equipment (2)	Total
At January 1, 2025
Cost	$11,901,824	$3,061,195	$-	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	-	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$-	$672,188	$200,537	$14,939,143
2025
January 1	$11,901,824	$2,164,594	$-	$-	$672,188	$200,537	$14,939,143
Additions	-	4,598	183,311	-	180,475	247,114	615,498
Disposals	-	-	-	-	-	-	-
Depreciation expenses	-	(78,748)	(4,871)	-	(362,383)	(75,331)	(521,333)
Currency translation adjustments	551,592	100,825	7,962	-	40,052	15,672	716,103
December 31	$12,453,416	$2,191,269	$186,402	$-	$530,332	$387,992	$15,749,411

At December 31, 2025
Cost	$12,453,416	$3,207,327	$191,111	$20,331	$2,113,678	$2,632,264	$20,618,127
Accumulated depreciation	-	(1,016,058)	(4,709)	(20,331)	(1,583,346)	(2,244,272)	(4,868,716)
	$12,453,416	$2,191,269	$186,402	$-	$530,332	$387,992	$15,749,411
	Land (1)	Buildings and structures (1)	Transportation equipment	Office equipment	Other equipment (2)	Total
At January 1, 2024
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
2024
January 1	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
Additions	-	46,568	-	356,809	119,458	522,835
Disposals	-	-	-	(995)	-	(995)
Depreciation expenses	-	(66,681)	-	(302,079)	(38,855)	(407,615)
Currency translation adjustments	(835,478)	(153,094)	-	(62,827)	(2,648)	(1,054,047)
December 31	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143

At December 31, 2024
Cost	$11,901,824	$3,061,195	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143